Stock-Based Compensation - Summary of Restricted Stock Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Restricted Stock | Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning balance (in shares)	177
Granted (in shares)	0
Vested (in shares)	(88)
Forfeited (in shares)	0
Unvested, ending balance (in shares)	89	177
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested, beginning balance (in dollars per share)	$ 7.09
Granted (in dollars per share)
Vested (in dollars per share)
Forfeited (in dollars per share)
Unvested, ending balance (in dollars per share)	$ 7.09	$ 7.09
Vesting period	3 years
Stock compensation expense		$ 624
Restricted Stock Units (RSUs) | Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning balance (in shares)	0
Granted (in shares)	323,000
Vested (in shares)	0
Forfeited (in shares)	0
Unvested, ending balance (in shares)	323,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested, beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	10.00
Vested (in dollars per share)
Forfeited (in dollars per share)
Unvested, ending balance (in dollars per share)	$ 10.00	$ 0
Stock compensation expense	$ 661	$ 1,165	$ 669
Restricted Stock Units (RSUs) | Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	73,000
Vested (in shares)	0
Forfeited (in shares)	0
Unvested, ending balance (in shares)	73,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested, beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	11.75
Vested (in dollars per share)
Forfeited (in dollars per share)
Unvested, ending balance (in dollars per share)	$ 11.75	$ 0
Stock compensation expense	$ 336